UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY



                  Investment Company Act file number: 811-07324
                                                      ---------

                         Gardner Lewis Investment Trust
                         ------------------------------
               (Exact name of registrant as specified in charter)


116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
              (Address of principal executive offices)  (Zip code)


                                Julian G. Winters
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 252-972-9922
                                                            ------------

                       Date of fiscal year end: October 31
                                                ----------

                   Date of reporting period: January 31, 2005
                                             ----------------

Item 1.  SCHEDULE OF INVESTMENTS


                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          January 31, 2005
                                                            (Unaudited)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                    Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------
 COMMON STOCKS - 98.74%

Advertising - 0.65%
  (a)Ventiv Health, Inc. ...........................................................                 10,500            $    245,595
                                                                                                                       ------------

Apparel - 3.82%
  (a)Deckers Outdoors Corp. ........................................................                 21,600                 837,432
     Jones Apparel Group, Inc. .....................................................                 18,300                 615,429
                                                                                                                       ------------
                                                                                                                          1,452,861
                                                                                                                       ------------
Computers - 6.95%
  (a)Cognizant Technology Solutions Corporation ....................................                 31,800               1,205,220
  (a)Extreme Networks, Inc. ........................................................                 94,800                 606,720
  (a)Radisys Corporation ...........................................................                 34,100                 595,045
  (a)Silicon Graphics, Inc. ........................................................                177,300                 234,036
                                                                                                                       ------------
                                                                                                                          2,641,021
                                                                                                                       ------------
Diversified Financial Services - 3.24%
     American Capital Strategies, Ltd. .............................................                 18,200                 618,800
  (a)AmeriCredit Corporation .......................................................                 25,000                 613,750
                                                                                                                       ------------
                                                                                                                          1,232,550
                                                                                                                       ------------
Electric - 1.46%
  (a)Reliant Energy, Inc. ..........................................................                 44,600                 555,270
                                                                                                                       ------------

Electrical Components & Equipment - 1.72%
  (a)Power-One, Inc. ...............................................................                 88,000                 653,840
                                                                                                                       ------------

Electronics - Semiconductors - 7.98%
  (a)Axecelis Technologies .........................................................                 51,200                 382,464
  (a)FSI International, Inc. .......................................................                 71,100                 305,019
  (a)Integrated Device Technology, Inc. ............................................                 22,600                 265,324
  (a)IXYS Corporation ..............................................................                 23,800                 232,526
  (a)LTX Corporation ...............................................................                 95,000                 551,950
  (a)PowerDsine Ltd. ...............................................................                 49,800                 593,616
  (a)Rudolph Technologies Inc. .....................................................                 23,800                 374,850
  (a)Silicon Image, Inc. ...........................................................                 27,500                 327,525
                                                                                                                       ------------
                                                                                                                          3,033,274
                                                                                                                       ------------
Energy - 2.36%
     CONSOL Energy, Inc. ...........................................................                 14,000                 590,660
  (a)Quantum Fuel Systems Technologies Worldwide, Inc. .............................                 58,500                 308,295
                                                                                                                       ------------
                                                                                                                            898,955
                                                                                                                       ------------
Engineering & Construction - 1.45%
  (a)Infrasource Services, Inc. ....................................................                 45,600                 551,760
                                                                                                                       ------------

Entertainment - 2.10%
  (a)Scientific Games Corporation ..................................................                 31,000                 797,320
                                                                                                                       ------------



                                                                                                                        (Continued)


                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          January 31, 2005
                                                            (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                    Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

Healthcare - Services - 3.43%
  (a)American Healthways, Inc. ...................................................                   16,700            $    520,706
  (a)Centene Corporation .........................................................                   23,400                 785,070
                                                                                                                       ------------
                                                                                                                          1,305,776
                                                                                                                       ------------
Homebuilders - 1.63%
     KB Home Corporation .........................................................                    5,700                 619,305
                                                                                                                       ------------

Insurance - Life & Health - 0.77%
  (a)Quanta Capital Holdings Ltd. ................................................                   29,700                 291,060
                                                                                                                       ------------

Internet - 8.28%
  (a)Arbinet Holdings, Inc. ......................................................                   19,000                 463,600
  (a)Interwoven, Inc. ............................................................                   75,800                 690,538
  (a)Niku Corporation ............................................................                   20,900                 411,730
  (a)RADWARE Ltd. ................................................................                   29,300                 714,627
  (a)Shopping.com Ltd. ...........................................................                   21,300                 474,138
  (a)Stamps.com Inc. .............................................................                   30,700                 395,723
                                                                                                                       ------------
                                                                                                                          3,150,356
                                                                                                                       ------------
Machinery - Diversified - 1.32%
     Briggs & Stratton Corp. .....................................................                   12,900                 500,391
                                                                                                                       ------------

Medical - Biotechnology - 1.29%
  (a)Telik, Inc. .................................................................                   25,800                 490,716
                                                                                                                       ------------

Medical - Hospital Management & Services - 1.42%
  (a)LifePoint Hospitals, Inc. ...................................................                   14,300                 540,540
  (a)Medical Resources, Inc. .....................................................                    4,885                       1
                                                                                                                       ------------
                                                                                                                            540,541
                                                                                                                       ------------
Medical Supplies - 3.94%
  (a)American Medical Systems Holdings, Inc. .....................................                   10,400                 408,408
  (a)INAMED Corporation ..........................................................                   15,750               1,089,900
                                                                                                                       ------------
                                                                                                                          1,498,308
                                                                                                                       ------------
Office Furnishings - 1.05%
     Herman Miller, Inc. .........................................................                   15,000                 400,800
                                                                                                                       ------------

Oil & Gas - 2.33%
     Range Resources Corp. .......................................................                   40,000                 887,600
                                                                                                                       ------------

Packaging & Containers - 1.52%
  (a)Crown Holdings, Inc. ........................................................                   42,900                 578,721
                                                                                                                       ------------





                                                                                                                        (Continued)

                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          January 31, 2005
                                                            (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                    Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

Pharmaceuticals - 6.59%
  (a)Axcan Pharma Inc. .......................................................                       34,700             $   650,278
  (a)Conor Medsystems, Inc. ..................................................                       36,300                 550,308
  (a)Impax Laboratories, Inc. ................................................                       34,900                 598,361
  (a)QLT, Inc. ...............................................................                       21,100                 341,187
  (a)United Therapeutics Corporation .........................................                        8,600                 366,962
                                                                                                                       ------------
                                                                                                                          2,507,096
                                                                                                                       ------------
Retail - Apparel - 4.46%
  (a)Casual Male Retail Group, Inc. ..........................................                      100,500                 561,795
  (a)Charming Shoppes ........................................................                       61,300                 508,790
  (a)Children's Place ........................................................                       16,500                 626,010
                                                                                                                       ------------
                                                                                                                          1,696,595
                                                                                                                       ------------
Retail - Specialty Line - 4.80%
     Circuit City Stores, Inc. ...............................................                       40,000                 572,800
     Nu Skin Enterprises, Inc. ...............................................                       26,500                 619,570
     PEP Boys - Manny, Moe & Jack ............................................                       36,700                 631,974
                                                                                                                       ------------
                                                                                                                          1,824,344
                                                                                                                       ------------
Software - 7.77%
  (a)Activision, Inc. ........................................................                       37,200                 840,720
  (a)Chordiant Software, Inc. ................................................                      167,100                 337,542
  (a)Epicor Software Corporation .............................................                       54,400                 733,856
  (a)Infocrossing, Inc. ......................................................                       27,900                 501,921
  (a)OpenTV Corporation ......................................................                      197,900                 542,246
                                                                                                                       ------------
                                                                                                                          2,956,285
                                                                                                                       ------------
Telecommunications Equipment - 15.32%
  (a)Aeroflex ................................................................                       54,000                 519,480
  (a)Arris Group, Inc. .......................................................                       84,300                 521,817
  (a)AudioCodes Ltd. .........................................................                       22,200                 338,994
  (a)Harmonic, Inc. ..........................................................                       75,500                 860,700
  (a)Linktone Ltd. ...........................................................                       75,800                 595,788
  (a)NMS Communications Corp. ................................................                       91,300                 575,190
  (a)Novatel Wireless, Inc. ..................................................                       28,700                 342,965
  (a)Polycom, Inc. ...........................................................                       23,600                 407,808
  (a)Premiere Global Services, Inc. ..........................................                       43,900                 431,537
  (a)SafeNet Inc. ............................................................                       21,200                 719,528
  (a)Sonus Networks, Inc. ....................................................                       83,700                 513,081
                                                                                                                       ------------
                                                                                                                          5,826,888
                                                                                                                       ------------
Toys - 1.09%
  (a)Jakks Pacific, Inc. .....................................................                       18,900                 412,398
                                                                                                                       ------------

     Total Common Stocks (Cost $32,457,398) ...............................................................              37,549,626
                                                                                                                       ------------




                                                                                                                        (Continued)

                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          January 31, 2005
                                                            (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                    Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

 PRIVATE INVESTMENT COMPANY - 1.13%

        (b)Pamlico Enhanced Cash Trust ............................................                 431,078            $    431,078
                                                                                                                       ------------


Total Value of Investments (Cost $32,888,476 (c)) .................................                   99.87 %          $ 37,980,704
Other Assets Less Liabilities .....................................................                    0.13 %                49,870
                                                                                                   --------            ------------
      Net Assets ..................................................................                  100.00 %          $ 38,030,574
                                                                                                   ========            ============



      (a)  Non-income producing investment.

      (b)  Restricted security. These securities are purchased and redeemed on a continuous basis as part of a short-term cash investment program. The program allows participants to purchase and redeem these securities on demand and, therefore, carrying value per unit is the same as cost.

      (c)  Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation/
           (depreciation) of investments for financial reporting and federal income tax purposes is as follows:


Aggregate gross unrealized appreciation ..........................................................                     $  7,925,090
Aggregate gross unrealized depreciation ..........................................................                       (2,832,862)
                                                                                                                       ------------

              Net unrealized appreciation ........................................................                     $  5,092,228
                                                                                                                       ============


      The following acronym is used in this portfolio:

           ADR - American Depository Receipt




Note 1 -

         Security Valuation - The Fund's investments in securities are carried at value.  Securities listed on an exchange or quoted on a national  market  system are  valued at the last sales  price as of the close of normal  trading on the New York Stock
         Exchange,  generally 4:00 p.m. Eastern Time. Other securities traded in the  over-the-counter  market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily  available or which cannot be accurately  valued using the Fund's normal  pricing  procedures,  if any, are valued following procedures approved by the Trustees.  Securities and assets for which representative market quotations are not readily  available  (e.g.,  if the exchange on which the portfolio  security is  principally  traded closes early or if trading of the  particular  portfolio  security is halted  during the day and does not resume prior to the Fund's net asset value calculation) or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A portfolio  security's "fair value" price may differ from the price next available for that portfolio  security using the Fund's normal  pricing  procedures.  Instruments  with maturities of 60 days or less are valued at amortized cost, which  approximates  market value.  Short-term  investments are valued at cost, which approximates value.


                                                     THE CHESAPEAKE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          January 31, 2005
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                    Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 97.92%

Aerospace / Defense - 2.05%
    Rockwell Collins Inc. ....................................................                       13,300            $    570,570
                                                                                                                       ------------

Apparel - 5.36%
    Jones Apparel Group, Inc. ................................................                       30,200               1,015,626
    Nike, Inc. ...............................................................                        5,500                 476,465
                                                                                                                       ------------
                                                                                                                          1,492,091
                                                                                                                       ------------
Auto Parts & Equipment - 2.12%
    Autoliv, Inc. ............................................................                       12,500                 589,375
                                                                                                                       ------------

Banks - 1.96%
    Commerce Bancorp, Inc. ...................................................                        9,500                 546,630
                                                                                                                       ------------

Commercial Services - 4.15%
 (a)Apollo Group, Inc. .......................................................                        7,200                 562,968
    Cendant Corporation ......................................................                       25,200                 593,460
                                                                                                                       ------------
                                                                                                                          1,156,428
                                                                                                                       ------------
Diversified Financial Services - 9.42%
    American Capital Strategies Ltd. .........................................                       17,500                 595,000
 (a)AmeriCredit Corporation ..................................................                       35,900                 881,345
    Capital One Financial Corporation ........................................                        8,700                 681,036
    T. Rowe Price Group Inc. .................................................                        7,800                 466,830
                                                                                                                       ------------
                                                                                                                          2,624,211
                                                                                                                       ------------
Electric - 2.60%
 (a)Reliant Energy Inc. ......................................................                       58,100                 723,345
                                                                                                                       ------------

Energy - 4.04%
    CONSOL Energy Inc. .......................................................                       13,400                 565,346
    Peabody Energy Corporation ...............................................                        6,600                 559,350
                                                                                                                       ------------
                                                                                                                          1,124,696
                                                                                                                       ------------
Homebuilders - 2.19%
    KB Home Corporation ......................................................                        5,600                 608,440
                                                                                                                       ------------

Insurance - 1.97%
    CIGNA Corporation ........................................................                        6,845                 549,312
                                                                                                                       ------------

Internet - 2.66%
 (a)CheckFree Corporation ....................................................                        9,800                 382,200
 (a)WebMD Corporation ........................................................                       47,600                 359,380
                                                                                                                       ------------
                                                                                                                            741,580
                                                                                                                       ------------





                                                                                                                        (Continued)

                                                     THE CHESAPEAKE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          January 31, 2005
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                    Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

Machinery-Diversified - 1.73%
    Briggs & Stratton Corp. ....................................................                     12,400            $    480,996
                                                                                                                       ------------

Media - 1.60%
    Grupo Televisa S.A. - ADR ..................................................                      7,600                 447,108
                                                                                                                       ------------

Medical Supplies - 11.92%
 (a)Boston Scientific Corporation ..............................................                     27,000                 892,620
 (a)INAMED Corporation .........................................................                     11,300                 781,960
 (a)St. Jude Medical, Inc. .....................................................                     22,400                 879,872
 (a)Zimmer Holdings, Inc. ......................................................                      9,700                 764,845
                                                                                                                       ------------
                                                                                                                          3,319,297
                                                                                                                       ------------
Office Furnishings - 2.05%
    Herman Miller, Inc. ........................................................                     21,400                 571,808
                                                                                                                       ------------

Oil & Gas Services - 1.28%
    BJ Services Company ........................................................                      7,400                 355,570
                                                                                                                       ------------

Packaging & Containers - 3.36%
 (a)Crown Holdings Inc. ........................................................                     69,300                 934,857
                                                                                                                       ------------

Pharmaceuticals - 4.36%
 (a)Caremark Rx, Inc. ..........................................................                     18,100                 707,710
    Teva Pharmaceuticals Industries Ltd. - ADR .................................                     17,670                 507,659
                                                                                                                       ------------
                                                                                                                          1,215,369
                                                                                                                       ------------
Retail - 4.84%
    Circuit City Stores, Inc. ..................................................                     27,300                 390,936
    Foot Locker, Inc. ..........................................................                     15,900                 428,028
    Nu Skin Enterprise, Inc. ...................................................                     22,700                 530,726
                                                                                                                       ------------
                                                                                                                          1,349,690
                                                                                                                       ------------
Retail-Specialty Line - 1.32%
 (a)Amazon.com, Inc. ...........................................................                      8,500                 367,370
                                                                                                                       ------------

Semiconductors - 5.50%
 (a)Applied Materials, Inc. ....................................................                     22,500                 357,750
 (a)Freescale Semiconductor, Inc. ..............................................                         79                   1,380
    Microchip Technology, Inc. .................................................                     22,900                 596,545
 (a)Micron Technology, Inc. ....................................................                     32,500                 338,325
 (a)Teradyne, Inc. .............................................................                     17,000                 238,510
                                                                                                                       ------------
                                                                                                                          1,532,510
                                                                                                                       ------------





                                                                                                                        (Continued)

                                                     THE CHESAPEAKE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          January 31, 2005
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                    Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

     Software - 8.65%
      (a)Activision ...........................................................                      37,100            $    838,460
      (a)BMC Software, Inc. ...................................................                      25,900                 435,897
      (a)Mercury Interactive Corporation ......................................                      13,400                 586,518
      (a)Veritas Software Corporation .........................................                      21,300                 547,836
                                                                                                                       ------------
                                                                                                                          2,408,711
                                                                                                                       ------------
     Telecommunications - Equipment - 12.79%
      (a)Comverse Technology ..................................................                      29,700                 663,795
      (a)Corning Inc. .........................................................                      34,900                 381,806
      (a)Foundry Networks, Inc. ...............................................                      32,100                 329,988
      (a)Juniper Networks Inc. ................................................                      21,800                 547,834
         Motorola, Inc. .......................................................                      46,600                 733,484
      (a)Polycom, Inc. ........................................................                      24,200                 418,176
         QUALCOMM, Inc. .......................................................                      13,100                 487,844
                                                                                                                       ------------
                                                                                                                          3,562,927
                                                                                                                       ------------

         Total Common Stocks (Cost $21,222,034) ...........................................................              27,272,891
                                                                                                                       ------------

PRIVATE INVESTMENT COMPANY - 2.31%

      (b)Pamlico Enhanced Cash Trust ..........................................                     644,305                 644,305
         (Cost $644,305)                                                                                               ------------


Total Value of Investments (Cost $21,866,339 (c)) .............................                      100.23 %          $ 27,917,196
Liabilities in Excess of Other Assets .........................................                       (0.23)%               (64,876)
                                                                                                    -------            ------------
     Net Assets ...............................................................                      100.00 %          $ 27,852,320
                                                                                                    =======            ============

     (a) Non-income producing investment.

     (b) Restricted security. These securities are purchased and redeemed on a continuous basis as part of a short-term cash investment  program.  The program allows participants to purchase and redeem these securities on demand and, therefore, carrying value per unit is the same as cost.

     (c) Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation/
         (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation ..........................................................                     $  7,198,843
Aggregate gross unrealized depreciation ..........................................................                       (1,147,986)
                                                                                                                       ------------

           Net unrealized appreciation ...........................................................                     $  6,050,857
                                                                                                                       ============

     The following acronym is used in this portfolio:
         ADR - American Depository Receipt


                                                                                                                        (Continued)

                                                     THE CHESAPEAKE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          January 31, 2005
                                                             (Unaudited)


Note 1 -

         Security Valuation - The Fund's investments in securities are carried at value.  Securities listed on an exchange or quoted on a national  market  system are  valued at the last sales  price as of the close of normal  trading on the New York Stock
         Exchange,  generally 4:00 p.m. Eastern Time. Other securities traded in the  over-the-counter  market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily  available or which cannot be accurately  valued using the Fund's normal  pricing  procedures,  if any, are valued following procedures approved by the Trustees.  Securities and assets for which representative market quotations are not readily  available  (e.g.,  if the exchange on which the portfolio  security is  principally  traded closes early or if trading of the  particular  portfolio  security is halted  during the day and does not resume prior to the Fund's net asset value calculation) or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A portfolio  security's "fair value" price may differ from the price next available for that portfolio  security using the Fund's normal  pricing  procedures.  Instruments  with maturities of 60 days or less are valued at amortized cost, which  approximates  market value.  Short-term  investments are valued at cost, which approximates value.



                                                   THE CHESAPEAKE CORE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          January 31, 2005
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                    Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 97.74%

Aerospace / Defense - 2.02%
    Rockwell Collins Inc. ..................................................                        206,750            $  8,869,575
                                                                                                                       ------------

Agriculture - 2.68%
    Monsanto Co. ...........................................................                        217,100              11,751,623
                                                                                                                       ------------

Apparel - 3.53%
    Jones Apparel Group, Inc. ..............................................                        194,400               6,537,672
    Nike, Inc. .............................................................                        103,300               8,948,879
                                                                                                                       ------------
                                                                                                                         15,486,551
                                                                                                                       ------------
Banks - 1.97%
    Commerce Bancorp, Inc. .................................................                        150,600               8,665,524
                                                                                                                       ------------

Broadcast - Cable - 5.32%
(a) Comcast Corporation ....................................................                        393,541              12,439,831
(a) Time Warner, Inc. ......................................................                        606,200              10,911,600
                                                                                                                       ------------
                                                                                                                         23,351,431
                                                                                                                       ------------
Commercial Services - 4.57%
(a) Apollo Group, Inc. .....................................................                        113,600               8,882,384
    Cendant Corporation ....................................................                        474,300              11,169,765
                                                                                                                       ------------
                                                                                                                         20,052,149
                                                                                                                       ------------
Computers - 1.96%
(a) Cisco Systems, Inc. ....................................................                        476,000               8,587,040
                                                                                                                       ------------

Diversified Financial Services - 15.12%
    Capital One Financial Corporation ......................................                        163,800              12,822,264
    Citigroup, Inc. ........................................................                        183,700               9,010,485
    Freddie Mac ............................................................                        143,300               9,356,057
    Goldman Sachs Group, Inc. ..............................................                         81,700               8,811,345
    MBNA Corporation .......................................................                        327,400               8,702,292
    Merrill Lynch & Co. ....................................................                        169,400              10,175,858
    T. Rowe Price Group Inc. ...............................................                        125,397               7,505,010
                                                                                                                       ------------
                                                                                                                         66,383,311
                                                                                                                       ------------
Electronics - Semiconductors - 6.83%
(a) Applied Materials, Inc. ................................................                        613,900               9,761,010
(a) Freescale Semiconductor, Inc. ..........................................                             93                   1,625
    Intel Corporation ......................................................                        387,100               8,690,395
(a) Micron Technology, Inc. ................................................                        551,400               5,740,074
(a) Teradyne, Inc. .........................................................                        413,500               5,801,405
                                                                                                                       ------------
                                                                                                                         29,994,509
                                                                                                                       ------------
Entertainment - 1.45%
(a) InterActiveCorp ........................................................                        261,900               6,345,837
                                                                                                                       ------------


                                                                                                                       (Continued)

                                                   THE CHESAPEAKE CORE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          January 31, 2005
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                    Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

Food - Processing - 1.71%
    Hershey Foods Corporation ..................................................                    128,760            $  7,531,172
                                                                                                                       ------------

Home Builders - 2.14%
    Lennar Corporation - Class A ...............................................                    166,600               9,407,902
                                                                                                                       ------------

Insurance - 1.93%
    CIGNA Corporation ..........................................................                    105,900               8,498,475
                                                                                                                       ------------

Medical Supplies - 7.31%
(a) Amgen, Inc. ................................................................                    110,800               6,896,192
(a) Boston Scientific Corporation ..............................................                    266,300               8,803,878
(a) St. Jude Medical, Inc. .....................................................                    287,730              11,302,034
(a) Tenet Healthcare Corp. .....................................................                    513,800               5,102,034
                                                                                                                       ------------
                                                                                                                         32,104,138
                                                                                                                       ------------
Miscellaneous - Manufacturing - 6.89%
    Corning Inc. ...............................................................                    534,800               5,850,712
    3M Company .................................................................                    107,890               9,101,600
    Tyco International Ltd. ....................................................                    423,300              15,298,062
                                                                                                                       ------------
                                                                                                                         30,250,374
                                                                                                                       ------------
Oil & Gas - Equipment & Services - 7.37%
    BJ Services Company ........................................................                    168,725               8,107,236
    Exxon Mobil Corporation ....................................................                    200,850              10,363,860
    Halliburton Company ........................................................                    337,386              13,876,686
                                                                                                                       ------------
                                                                                                                         32,347,782
                                                                                                                       ------------
Pharmaceuticals - 7.25%
(a) Caremark Rx, Inc. ..........................................................                    299,000              11,690,900
    GlaxoSmithKline PLC ........................................................                    207,900               9,266,103
    Teva Pharmaceutical Industries Ltd. - ADR ..................................                    378,520              10,874,880
                                                                                                                       ------------
                                                                                                                         31,831,883
                                                                                                                       ------------
Retail - Department Stores - 2.16%
    Target Corporation .........................................................                    187,000               9,493,990
                                                                                                                       ------------

Retail - Specialty Line - 1.19%
(a) Amazon.com, Inc. ...........................................................                    121,300               5,242,586
                                                                                                                       ------------

Software - 8.63%
    Adobe Systems, Inc. ........................................................                    140,400               7,988,760
(a) BMC Software, Inc. .........................................................                    243,350               4,095,581
(a) Mercury Interactive Corporation ............................................                    213,800               9,358,026
    Microsoft Corporation ......................................................                    293,100               7,702,668
(a) Veritas Software Corporation ...............................................                    339,500               8,731,940
                                                                                                                       ------------
                                                                                                                         37,876,975
                                                                                                                       ------------

                                                                                                                         (Continued)

                                                   THE CHESAPEAKE CORE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          January 31, 2005
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                    Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

     Telecommunications Equipment - 5.71%
     (a) Juniper Networks, Inc. ................................................                    256,760            $  6,452,379
         Motorola Inc. .........................................................                    720,640              11,342,874
         QUALCOMM, Inc. ........................................................                    195,900               7,295,316
                                                                                                                       ------------
                                                                                                                         25,090,569
                                                                                                                       ------------

         Total Common Stocks (Cost $413,436,216) ..........................................................             429,163,396
                                                                                                                       ------------

PRIVATE INVESTMENT COMPANY - 0.71%

     (b) Pamlico Enhanced Cash Trust ...........................................                  3,125,225               3,125,225
         (Cost $3,125,225)                                                                                             ------------



Total Value of Investments (Cost $416,561,441 (c)) .............................                    98.45 %            $432,288,621
Other Assets Less Liabilities ..................................................                     1.55 %               6,803,776
                                                                                                 --------              ------------
     Net Assets ................................................................                   100.00 %            $439,092,397
                                                                                                 =========             ============

     (a) Non-income producing investment.

     (b) Restricted  security.  These securities are purchased and redeemed on a continuous basis as part of a short-term cash investment  program.  The program allows  participants to purchase and redeem these securities on demand and, therefore, carrying value per unit is the same as cost.

     (c) Aggregate cost for financial  reporting and federal income tax purposes is the same. Unrealized appreciation/
         (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation .........................................................                      $ 31,195,002
Aggregate gross unrealized depreciation .........................................................                       (15,467,822)
                                                                                                                       ------------

             Net unrealized appreciation ........................................................                      $ 15,727,180
                                                                                                                       ============

     The following acronym is used in this portfolio:

         ADR - American Depository Receipt


Note 1 -

         Security Valuation - The Fund's investments in securities are carried at value.  Securities listed on an exchange or quoted on a national  market  system are  valued at the last sales  price as of the close of normal  trading on the New York Stock
         Exchange,  generally 4:00 p.m. Eastern Time. Other securities traded in the  over-the-counter  market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily  available or which cannot be accurately  valued using the Fund's normal  pricing  procedures,  if any, are valued following procedures approved by the Trustees.  Securities and assets for which representative market quotations are not readily  available  (e.g.,  if the exchange on which the portfolio  security is  principally  traded closes early or if trading of the  particular  portfolio  security is halted  during the day and does not resume prior to the Fund's net asset value calculation) or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A portfolio  security's "fair value" price may differ from the price next available for that portfolio  security using the Fund's normal  pricing  procedures.  Instruments  with maturities of 60 days or less are valued at amortized cost, which  approximates  market value.  Short-term  investments are valued at cost, which approximates value.





Item 2.  CONTROLS AND PROCEDURES

(a) The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



Item 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Gardner Lewis Investment Trust


By: (Signature and Title)      /s/ Tracey L. Hendricks
                               __________________________
                               Tracey L. Hendricks
                               Treasurer, Assistant Secretary and Principal
                               Financial Officer

Date: March 30, 2005







Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: (Signature and Title)      /s/ W. Whitfield Gardner
                               _________________________
                               W. Whitfield Gardner
                               Trustee, Chairman and Principal Executive Officer
                               Gardner Lewis Investment Trust

Date: March 30, 2005




By:  (Signature and Title)     /s/ Tracey L. Hendricks
                               _________________________
                               Tracey L. Hendricks
                               Treasurer, Assistant Secretary and Principal
                               Financial Officer
                               Gardner Lewis Investment Trust

Date: March 30, 2005